VESSELS (Details) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Building Vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel		20		21
Vessels [Abstract]
Number of vessels classified as held for sale | Vessel		1		1
Impairment charges on vessels		$ 1,146	$ 0
Number of vessels disposed | Vessel		2
Accumulated losses related to vessels disposals		$ 800
Number of new buildings | Building		2
Vessels and Drydocking Cost		$ 1,231,782		$ 1,324,195
Less Accumulated Depreciation		(444,142)		(557,527)
Less Accumulated Impairment Loss on Vessels		(26,654)		(51,405)
Net Book Value Vessels		760,986		715,263
Vessels Held for Sale		$ 14,783		$ 14,960
Held for Sale [Member]
Vessels [Abstract]
Impairment charges on vessels	$ 300